September 2, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Reserves Funds (the "Registrant")
- BNY Dreyfus Institutional Preferred Treasury Obligations Fund (the "Fund")
 1933 Act File No.: 333-148652
 1940 Act File No.: 811-22169
 CIK No.: 0001423799

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 51 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II